NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 – NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business
Bullfrog Gold Corp. (the “Company”) is a junior exploration company engaged in the acquisition and exploration of properties that may contain gold, silver and other metals in the United States. The Company’s target properties are those that have been the subject of historical exploration. The Company owns, controls or has acquired mineral rights on State lands, private lands and Federal patented and unpatented mining claims in the states of Arizona and Nevada for the purpose of exploration and potential development of gold, silver and other metals on a total of approximately 13,640 acres. The Company plans to review opportunities and acquire additional mineral properties with current or historic precious and base metal mineralization with meaningful exploration potential.

The Company’s properties do not have any reserves. The Company plans to conduct exploration programs on these properties with the objective of ascertaining whether any of its properties contain economic concentrations of precious and base metals that are prospective for mining.

Basis of Presentation
The consolidated unaudited financial statements included in this Form 10-Q have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q. Accordingly, these financial statements do not include all of the disclosures required by U.S. generally accepted accounting principles for complete financial statements.  These consolidated unaudited interim financial statements should be read in conjunction with the audited financial statements for the fiscal year ended December 31, 2012 in our Annual Report on Form 10-K.  The financial information furnished herein reflects all adjustments consisting of normal, recurring adjustments which, in the opinion of management, are necessary for a fair presentation of our financial position, the results of operations and cash flows for the periods presented.  Operating results for the quarterly period and six months ended June 30, 2013 are not necessarily indicative of results for future quarters or periods in the fiscal year ending December 31, 2013.

Principles of Consolidation
The consolidated financial statements include the accounts of Bullfrog Gold Corp. and its wholly owned subsidiary, Standard Gold Corp. All significant inter-entity balances and transactions have been eliminated in consolidation.

Going Concern and Management’s Plans
The Company has incurred losses from operations since inception and has an accumulated deficit of approximately $5,090,000 as of June 30, 2013. The Company’s financial statements have been prepared on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company’s continuation as a going concern is dependent upon attaining profitable operations through achieving revenue growth.

On June 21, 2013, the Company sold an aggregate of 100,000 units (the “June 2013 Units” or “June 2013 Private Placement”) with gross proceeds to the Company of $25,000 to a certain accredited investor (the “June 2013 Investor”) pursuant to a subscription agreement (the “June 2013 Subscription Agreement”). The proceeds from this offering will be used primarily for general corporate expenses.  Each June 2013 Unit was sold for a purchase price of $0.25 per June 2013 Unit and consisted of: (i) one share of the Company’s common stock, $0.0001 par value per share (the “Common Stock”) and (ii) a three-year warrant (the “June 2013 Warrants”) to purchase one hundred (100%) percent of the number of shares of Common Stock purchased at an exercise price of $0.35 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends.

On February 4, 2013, the Company sold an aggregate of 1,800,060 units (the “February 2013 Units” or “February 2013 Private Placement”) with gross proceeds to the Company of $450,015 to certain accredited investors (the “February 2013 Investors”) pursuant to a subscription agreement (the “February 2013 Subscription Agreement”). The proceeds from this offering will be used primarily for a future investor relations campaign.  Each February 2013 Unit was sold for a purchase price of $0.25 per February 2013 Unit and consisted of: (i) one share of the Company’s Common Stock and (ii) a four-year warrant (the “February 2013 Warrants”) to purchase one hundred (100%) percent of the number of shares of Common Stock purchased at an exercise price of $0.35 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends.

In addition, on December 10, 2012 the Company entered into a facility agreement (the “Facility Agreement”) evidencing a secured loan (the “Facility”) with RMB Australia Holdings Limited (“RMB”),  in the amount of $4.2 million, see additional discussion of the Facility Agreement in Note 4. The Company believes it will have sufficient cash to satisfy the Company’s projected working capital and capital expenditure needs, and debt obligations through December 31, 2013. There are no assurances that the Company will be successful in meeting its cash flow requirements.

Cash and Cash Equivalents and Concentration
The Company considers all highly liquid investments with a maturity of three months or less when acquired to be cash equivalents. The Company places its cash with a high credit quality financial institution. The Company’s account at this institution is insured by the Federal Deposit Insurance Corporation up to $250,000.  At June 30, 2013, the Company’s cash balance was approximately $728,000. To reduce its risk associated with the failure of such financial institution, the Company will evaluate at least annually the rating of the financial institution in which it holds deposits.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Mineral Property Acquisition and Exploration Costs
Mineral property acquisition and exploration costs are expensed as incurred until such time as economic reserves are quantified. To date, the Company has not established any proven or probable reserves on its mineral properties.  Costs of lease, exploration, carrying and retaining unproven mineral lease properties are expensed as incurred. The Company has chosen to expense all mineral exploration costs as incurred given that it is still in the exploration stage. Once the Company has identified proven and probable reserves in its investigation of its properties and upon development of a plan for operating a mine, it would enter the development stage and capitalize future costs until production is established. When a property reaches the production stage, the related capitalized costs will be amortized over the estimated life of the probable-proven reserves. When the Company has capitalized mineral properties, these properties will be periodically assessed for impairment of value and any diminution in value. To date, the Company has not established the commercial feasibility of any exploration prospects; therefore, all costs are being expensed. During the six months ended June 30, 2013 and 2012, the Company incurred exploration costs of approximately $463,000 and $861,000, respectively.

Costs of property acquisitions are being capitalized.

Deferred Financing Fees
In conjunction with a Facility Agreement evidencing the Facility with RMB, the Company paid financing fees of approximately $1,300,000 in cash and warrants in 2012.  These fees were capitalized as deferred financing fees and will be amortized over the life of the Facility using the effective interest method.  Amortization of deferred financing fees included in interest expense in 2013 was approximately $327,000 during the six months ended June 30, 2013.

Exploration Stage Company
The Company complies with Accounting Standards Codification (“ASC”) 915-235-50 and Securities and Exchange Commission Act Guide 7 for its characterization of the Company as an exploration stage enterprise.

Fair Value Measurement
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair value:

·	Level 1 – Valuation based on quoted market prices in active markets for identical assets and liabilities.
·	Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.
·	Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.

The Company does not have any assets or liabilities measured using Level 1 or 2 inputs. The Company’s Level 3 financial liabilities measured at fair value consisted of the warrant liability as of June 30, 2013 and December 31, 2012. See Note 3.

Fair Value of Financial Instruments
The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash and cash equivalents, accounts payable, and other liabilities and the warrant liability is already recorded at fair value.  The fair value of the Company’s note payable approximates the carrying value based upon the note’s stated variable rate approximating the market rate of the note payable, which is considered a level 3 input.

Income Taxes
Income taxes are accounted for under the asset and liability method in accordance with ASC 740, "Income Taxes". Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company reports a liability, if any, for unrecognized tax benefits resulting from uncertain tax positions taken, or expected to be taken, in an income tax return. The Company has elected to classify interest and penalties related to unrecognized income tax benefits, if and when required, as part of income tax expense in the statement of operations. No liability has been recorded for uncertain income tax positions, or related interest or penalties as of June 30, 2013 or December 31, 2012. The periods ended December 31, 2012, 2011 and 2010 are open to examination by taxing authorities.

Long Lived Assets
The Company assesses the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. When the Company determines that the carrying value of long-lived assets may not be recoverable based upon the existence of one or more indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

Preferred Stock
The Company accounts for its preferred stock under the provisions of the ASC on Distinguishing Liabilities from Equity, which sets forth the standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. This standard requires an issuer to classify a financial instrument that is within the scope of the standard as a liability if such financial instrument embodies an unconditional obligation to redeem the instrument at a specified date and/or upon an event certain to occur. The Company has determined that its preferred stock does not meet the criteria requiring liability classification as its obligation to redeem these instruments is not based on an event certain to occur. Future changes in the certainty of the Company’s obligation to redeem these instruments could result in a change in classification.

Derivative Financial Instruments
The Company accounts for derivative instruments in accordance with Financial Accounting Standards Board (“FASB”) ASC 815, Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the financial statements. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible debt and equity instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract, and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

Stock-Based Compensation
Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award (presumptively, the vesting period). This ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award.

The estimated fair value of each stock option as of the date of grant was calculated using the Black-Scholes pricing model. The Company estimates the volatility of its common stock at the date of grant based on the volatility of a comparable peer company which is publicly traded. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The shares of common stock subject to the stock-based compensation plan shall consist of unissued shares, treasury shares or previously issued shares held by any Subsidiary of the Company, and such number of shares of common stock are reserved for such purpose.

Net Loss per Share of Common Stock
Net losses were reported during the three months ended and six months ended June 30, 2013 and 2012.  As such, the Company excluded the following from computation as their effect would be anti-dilutive:

	6/30/13	6/30/12
Stock options	4,060,000	4,060,000
Warrants	21,152,285	4,563,625
Preferred stock	2,692,100	4,586,539

Recent Accounting Pronouncements
There are several new accounting pronouncements issued by the FASB which are not yet effective. Management does not believe any of these accounting pronouncements will be applicable and therefore will not have a material impact on the Company's financial position or operating results.

NOTE 1 – NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business and Reverse Merger and Recapitalization
On September 30, 2011, Standard Gold Corp. (“Standard Gold”) entered into a Merger Agreement (the “Merger”) with a public shell company, Bullfrog Gold Corp. (“Bullfrog Gold”), formerly known as Kopr Resources Corp. pursuant to which Standard Gold merged with and into a wholly owned subsidiary of Bullfrog Gold as more fully described in Note 2. Such Merger caused Standard Gold to become a wholly-owned subsidiary of Bullfrog Gold. The Merger was accounted for as a reverse-merger and recapitalization and Standard Gold was considered the accounting acquirer for accounting purposes and Bullfrog Gold the acquired company. The business of Standard Gold became the business of Bullfrog Gold. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Merger are those of Standard Gold and are recorded at the historical cost basis of Standard Gold. Bullfrog Gold Corp. along with Standard Gold Corp. is referred to hereafter as “the Company”.

Bullfrog Gold was incorporated under the laws of the State of Delaware on July 23, 2007 as Kopr Resources Corp. On July 19, 2011, the Company’s board of directors approved the filing on an Amended and Restated Certificate of Incorporation of Bullfrog Gold with the Secretary of State of the State of Delaware to authorize (i) the change of the name of the Company to "Bullfrog Gold Corp." from "Kopr Resources Corp.” (ii) the increase in the authorized capital stock to 250,000,000 shares and (iii) the change in par value of the capital stock to $0.0001 per share. The Company is in the exploration stage of its resource business. On July 19, 2011, the Company’s board of directors also approved the amendment and restatement of bylaws in order to, among other things, include provisions for board and shareholder meetings.

The Company is a junior exploration company engaged in the acquisition and exploration of properties that may contain gold mineralization in the United States. The Company’s target properties are those that have been the subject of historical exploration. The Company has acquired State Leases and Federal patented and unpatented mining claims in the states of Arizona and Nevada for the purpose of exploration and potential development of gold on a total of approximately 11,250 acres (in the normal course of business we have staked over 100 additional mining claims for the Newsboy Project, but these have not yet been filed with the US BLM or Maricopa County. As a result, the official ownership of these claims has not been recorded. After recordation, these additional claims will be owned by the Company and increase our Newsboy Project to approximately 7,400 acres). The Company plans to review opportunities and acquire additional mineral properties with current or historic precious and base metal mineralization with meaningful exploration potential.

The Company’s properties do not have any reserves. The Company plans to conduct exploration programs on these properties with the objective of ascertaining whether any of its properties contain economic concentrations of precious and base metals that are prospective for mining.

Principles of Consolidation
The consolidated financial statements include the accounts of Bullfrog Gold Corp., as of the date of the reverse merger, and its wholly owned subsidiary, Standard Gold Corp. All significant inter-entity balances and transactions have been eliminated in consolidation.

Going Concern and Management’s Plans
The Company has incurred losses from operations since inception and has an accumulated deficit of approximately $3,638,000 as of December 31, 2012. The Company’s financial statements have been prepared on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company’s continuation as a going concern is dependent upon attaining profitable operations through achieving revenue growth. However, the Company will now have additional expenses as a result of it being a public company. The closing of the private placement of the Company’s securities for $1,845,150 (the “2012 Private Placement”) included the conversion of debt owed by the Company in the aggregate amount of $200,000 plus interest of $1,150 which was converted on a dollar for dollar basis. In addition, on December 10, 2012, the Company entered into a Facility Agreement evidencing a secured loan (the “Facility”) with RMB Australia Holdings Limited (“RMB”), as the lender, in the amount of $4.2 million.  As a result of the $980,000 of net proceeds received from the 2012 Private Placement and the $4.2 million Facility, the Company believes it will have sufficient cash to satisfy the Company’s projected working capital and capital expenditure needs, and debt obligations through December 31, 2013. There are no assurances that the Company will be successful in meeting its cash flow requirements.

Cash and Cash Equivalents and Concentration
The Company considers all highly liquid investments with a maturity of three months or less when acquired to be cash equivalents. The Company places its cash with a high credit quality financial institution. The Company’s account at this institution is insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000.  At December 31, 2012, the Company’s cash balance was approximately $600,000. To reduce its risk associated with the failure of such financial institution, the Company will evaluate at least annually the rating of the financial institution in which it holds deposits.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Mineral Property Acquisition and Exploration Costs
Costs of lease, exploration, carrying and retaining unproven mineral lease properties are expensed as incurred. The Company has chosen to expense all mineral exploration costs as incurred given that it is still in the exploration stage. Once the Company has identified proven and probable reserves in its investigation of its properties and upon development of a plan for operating a mine, it would enter the development stage and capitalize future costs until production is established. When a property reaches the production stage, the related capitalized costs will be amortized over the estimated life of the probable-proven reserves. When the Company has capitalized mineral properties, these properties will be periodically assessed for impairment of value and any diminution in value. To date, the Company has not established the commercial feasibility of any exploration prospects; therefore, all costs are being expensed. During the year ended December 31, 2012, the Company incurred exploration cost of approximately $967,000.

Costs of property acquisitions are being capitalized.

Deferred Financing Fees
In conjunction with the Facility with RMB, the Company paid financing fees of approximately $1,300,000 in cash and warrants.  These fees were capitalized as deferred financing fees and will be amortized over the life of the Facility using the effective interest method.  Amortization of deferred financing fees included in interest expense in 2012 was approximately $37,000.

Exploration Stage Company
The Company complies with Accounting Standards Codification (“ASC”) 915-235-50 and Securities and Exchange Commission Act Guide 7 for its characterization of the Company as an exploration stage enterprise.

Fair Value Measurement
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair value:

·	Level 1 – Valuation based on quoted market prices in active markets for identical assets and liabilities.
·	Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.
·	Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.

The Company does not have any assets or liabilities measured using Level 1 or 2 inputs. The Company’s Level 3 financial liabilities measured at fair value consisted of the warrant liability as of December 31, 2012 and 2011. See Note 3.

Fair Value of Financial Instruments
The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash and cash equivalents, accounts payable, and other liabilities and the warrant liability is already recorded at fair value.  The fair value of the Company’s note payable approximates the carrying value based upon current rates available to the Company.

Income Taxes
Income taxes are accounted for under the asset and liability method in accordance with ASC 740, "Income Taxes". Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company reports a liability, if any, for unrecognized tax benefits resulting from uncertain tax positions taken, or expected to be taken, in an income tax return. The Company has elected to classify interest and penalties related to unrecognized income tax benefits, if and when required, as part of income tax expense in the statement of operations. No liability has been recorded for uncertain income tax positions, or related interest or penalties as of December 31, 2012 or 2011. The periods ended December 31, 2012, 2011 and 2010 are open to examination by taxing authorities.

Long Lived Assets
The Company assesses the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. When the Company determines that the carrying value of long-lived assets may not be recoverable based upon the existence of one or more indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

Preferred Stock
The Company accounts for its preferred stock under the provisions of Accounting Standards Codification on Distinguishing Liabilities from Equity, which sets forth the standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. This standard requires an issuer to classify a financial instrument that is within the scope of the standard as a liability if such financial instrument embodies an unconditional obligation to redeem the instrument at a specified date and/or upon an event certain to occur. The Company has determined that its preferred stock does not meet the criteria requiring liability classification as its obligation to redeem these instruments is not based on an event certain to occur. Future changes in the certainty of the Company’s obligation to redeem these instruments could result in a change in classification.

Derivative Financial Instruments
The Company accounts for derivative instruments in accordance with FASB ASC 815, Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the financial statements. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible debt and equity instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract, and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

On November 2, 2012, we reduced the exercise price of all 2011 Private Placement warrants to $.40 per share. In accordance with ASC 718 the amount of additional expense recognized was determined by calculating the fair value of the warrants immediately before the modification less the fair value of the warrants as modified. We calculated the fair value of warrants immediately before and after the modification using the Black-Scholes model with the following assumptions:

	Before	After
Fair market value of common stock	$0.38	$0.38
Exercise price	$0.60	$0.40
Term	1.92 Years	1.92 Years
Volatility range	68.4%	68.4%
Risk-free rate	0.25%	0.25%
Fair value of warrant	$398,444	$605,578

The incremental increase in fair value was $207,134.  The 2011 Private Placement warrants were reclassified from liability to equity on October 1, 2012 and therefore there was no effect on the Consolidated Statements of Operations or Consolidated Balance Sheets.

Stock-Based Compensation
Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award (presumptively, the vesting period). The ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award.

The estimated fair value of each stock option as of the date of grant was calculated using the Black-Scholes pricing model. The Company estimates the volatility of its common stock at the date of grant based on the volatility of a comparable peer company which is publicly traded. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The shares of stock subject to the stock-based compensation plan shall consist of unissued shares, treasury shares or previously issued shares held by any Subsidiary of the Company, and such number of shares of stock are reserved for such purpose.

Net Loss per Common Share
Net losses were reported during the year’s ended December 31, 2012 and 2011.  As such, the Company excluded the following from computation as their effect would be anti-dilutive:

	12/31/12	12/31/11
Stock options	4,060,000	4,060,000
Warrants	19,124,225	4,563,625
Preferred stock	5,004,600	4,586,539

Recent Accounting Pronouncements
There are several new accounting pronouncements issued by the Financial Accounting Standards Board ("FASB") which are not yet effective. Management does not believe any of these accounting pronouncements will be applicable and therefore will not have a material impact on the Company's financial position or operating results.